Going Concern and Management's Plans (Details Narrative) (10K) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (10,207,567)						$ (10,207,567)		$ (7,624,134)	$ (3,859,086)
Net Loss	(863,524)	$ (969,077)	$ (750,832)	$ (852,822)	$ (1,206,255)	$ (1,096,798)	(2,583,433)	$ (3,155,874)	(3,765,047)	(1,856,315)
Net cash used in operating activities							(1,236,659)	$ (3,243,938)	(3,707,914)	(1,654,617)
Cash and cash equivalents	$ 504,302						$ 504,302		1,740,961	$ 2,847,429
Clinical Trial Funding commitment from investor capital									$ 1,800,000